Unaudited Interim Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net profit	$ 4,451	¥ 30,307	¥ 37,572
Adjustments for:
Depreciation of items of property and equipment	584	3,976	5,095
Amortization of right-of-use assets	1,012	6,895	6,107
Amortization of other intangible assets	462	3,147	899
Gain on dissolution of subsidiaries and branches			(638)
Impairment of trade receivables	39	268	984
Impairment of prepayments and other receivables	264	1,800
Listing expense			12,512
Changes in operating assets and liabilities:
Increase in trade receivables	(4,583)	(31,214)	(50,560)
Increase in prepayments, other receivables and other assets	(98)	(668)	(381)
Decrease in inventories	104	705	2,522
Decrease in deferred tax assets, net	552	3,757	11,497
Decrease in trade and bills payables	(1,027)	(6,994)	(1,605)
(Decrease)/increase in contract liability	407	2,771	(13,315)
Increase in other payables and accruals	731	4,990	4,371
Increase/(decrease) in tax payable	(759)	(5,167)	1,763
Increase in right-of-use assets	(834)	(5,681)	(1,994)
(Decrease)/increase in lease liabilities	36	245	(1,139)
Total Net cash flows generated from operating activities	1,341	9,137	13,690
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of items of property and equipment	(51)	(348)
Cash received from a business combination	3,525	24,006
Long-term investments			(98,512)
Total Net cash flows (used in)/generated from investing activities	3,474	23,658	(98,512)
CASH FLOWS FROM FINANCING ACTIVITIES
Payment for listing expenses	(1,581)	(10,768)	(12,512)
New bank and other borrowings	13,024	88,705	85,980
Repayment of bank and other borrowings	(11,632)	(79,222)	(42,467)
Repayment of advances from third parties	(6,709)	(45,696)	(54,880)
Proceed from PIPE investors			141,198
Total Net cash flows generated from/(used in) financing activities	(6,898)	(46,981)	117,319
Net increase/(decrease) in cash and cash equivalents	(2,083)	(14,186)	32,497
Cash and cash equivalents at beginning of the year	21,175	144,219	126,531
Cash and cash equivalents at end of the year	19,092	130,033	159,028
Supplemental disclosures of cash flow information:
Income taxes paid	$ 182	¥ 1,239	¥ 1,744